Consolidated income statement - GBP (£) £ in Millions, shares in Millions	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Profit or loss [abstract]
Sales	£ 22,448	£ 19,153	£ 17,697
Excise duties	(6,996)	(6,420)	(5,945)
Net sales	15,452	12,733	11,752
Cost of sales	(5,973)	(5,038)	(4,654)
Gross profit	9,479	7,695	7,098
Marketing	(2,721)	(2,163)	(1,841)
Other operating items	(2,349)	(1,801)	(3,120)
Operating profit/(loss)	4,409	3,731	2,137
Non-operating items	(17)	14	(23)
Finance income	497	278	366
Finance charges	(919)	(651)	(719)
Share of after tax results of associates and joint ventures	417	334	282
Profit before taxation	4,387	3,706	2,043
Taxation	(1,049)	(907)	(589)
Profit for the year	3,338	2,799	1,454
Attributable to:
Equity shareholders of the parent company	3,249	2,660	1,409
Non-controlling interests	89	139	45
Profit for the year	£ 3,338	£ 2,799	£ 1,454
Weighted average number of shares
Shares in issue excluding own shares (in shares)	2,318	2,337	2,346
Dilutive potential ordinary shares (in shares)	7	8	8
Weighted average number of shares (in shares)	2,325	2,345	2,354
Basic earnings per share
Basic earnings per share (in pounds per shares)	£ 1.402	£ 1.138	£ 0.601
Diluted earnings per share
Diluted earnings per share (in pounds per shares)	£ 1.397	£ 1.134	£ 0.599